S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 17, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Knights Court LLC, no other person has a direct or indirect material interest in our sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Knights Court LLC
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	85.00%